UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New York AMT Tax-Free
Money Market Fund

April 30, 2015

1.800352.111

SNM-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 63.0%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.15% 5/7/15, LOC Bayerische Landesbank Girozentrale, VRDN (a)	$ 1,000,000	$ 1,000,000
Arizona - 0.4%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.32% 5/7/15, VRDN (a)	3,950,000	3,950,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.22% 5/7/15, VRDN (a)	1,500,000	1,500,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.3% 5/7/15, VRDN (a)	1,600,000	1,600,000
Series 2010 B1, 0.3% 5/7/15, VRDN (a)	2,600,000	2,600,000
		4,200,000
New York - 58.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.14% 5/7/15, LOC Bank of America NA, VRDN (a)	1,605,000	1,605,000
Buffalo Muni. Wtr. Fin. Auth. Series 2008 A, 0.13% 5/7/15, LOC JPMorgan Chase Bank, VRDN (a)	3,520,000	3,520,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.13% 5/7/15, LOC Bayerische Landesbank Girozentrale, VRDN (a)	15,800,000	15,800,000
Series 2012 C, 0.1% 5/7/15, LOC Barclays Bank PLC, VRDN (a)	2,100,000	2,100,000
Subseries 2001 2B, 0.14% 5/1/15, LOC Bayerische Landesbank Girozentrale, VRDN (a)	9,060,000	9,060,000
Nassau Health Care Corp. Rev. Series 2009 D2, 0.09% 5/7/15, LOC JPMorgan Chase Bank, VRDN (a)	4,200,000	4,200,000
New York City Gen. Oblig.:
Participating VRDN:
Series BC 13 19U, 0.12% 5/7/15 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,325,000	5,325,000
Series MS 3361, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000,000	5,000,000
Series Putters 3118, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,185,000	5,185,000
Series ROC II R 14045, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (a)(d)	3,000,000	3,000,000
Series 2003 C2, 0.1% 5/7/15, LOC Bayerische Landesbank Girozentrale, VRDN (a)	5,275,000	5,275,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2004 A2, 0.09% 5/7/15, LOC Bank of America NA, VRDN (a)	$ 22,000,000	$ 22,000,000
Series 2006 E3, 0.1% 5/7/15, LOC Bank of America NA, VRDN (a)	5,400,000	5,400,000
Series 2006 H1, 0.13% 5/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,400,000	3,400,000
Series 2006 I4, 0.13% 5/1/15 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	4,700,000	4,700,000
Series 2011 A4, 0.11% 5/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,300,000	2,300,000
Series 2012 G, 0.12% 5/7/15 (Liquidity Facility Citibank NA), VRDN (a)	2,100,000	2,100,000
Series 2012 G3, 0.12% 5/7/15 (Liquidity Facility Citibank NA), VRDN (a)	13,500,000	13,500,000
Series 2014 D3, 0.13% 5/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,000,000	6,000,000
Series 2014 D4, 0.12% 5/1/15, LOC TD Banknorth, NA, VRDN (a)	1,020,000	1,020,000
Series 2104 1, 0.13% 5/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,300,000	2,300,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.08% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	11,300,000	11,300,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Bruckner by the Bridge Proj.) Series 2008 A, 0.11% 5/7/15, LOC Freddie Mac, VRDN (a)	1,900,000	1,900,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.1% 5/7/15, LOC Freddie Mac, VRDN (a)	2,200,000	2,200,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 West Street Proj.) Series 2006 A, 0.09% 5/7/15, LOC Fannie Mae, VRDN (a)	45,830,000	45,830,000
Series 2009 A, 0.13% 5/7/15, LOC Freddie Mac, VRDN (a)	1,300,000	1,300,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.18% 5/7/15, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 15 XF0129, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,700,000	1,700,000
Series BC 13 3WX, 0.12% 5/7/15 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,500,000	2,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN: - continued
Series EGL 09 46A, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (a)(d)	$ 2,400,000	$ 2,400,000
Series Floaters 3129, 0.11% 5/7/15 (Liquidity Facility Cr. Suisse AG) (a)(d)	2,100,000	2,100,000
Series MS 00 3387, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,500,000	2,500,000
Series MS 3373, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,000,000	1,000,000
Series Putters 15 XM0002, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,505,000	3,505,000
Series Putters 3384, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,870,000	1,870,000
Series Putters 4397, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series ROC II R 11916, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (a)(d)	2,040,000	2,040,000
Series 2008 BB2, 0.13% 5/1/15 (Liquidity Facility Bank of America NA), VRDN (a)	8,000,000	8,000,000
Series 2008 BB4, 0.1% 5/7/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	23,200,000	23,200,000
Series 2014 AA, 0.13% 5/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,700,000	1,700,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series MS 3414, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BC 11 7B, 0.12% 5/7/15 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000,000	5,000,000
Series MS 3360, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,130,000	3,130,000
Series MS 3393, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,890,000	2,890,000
Series Putters 3857, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series Putters 3868, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750,000	3,750,000
Series Putters 4043, 0.13% 5/1/15 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	9,990,000	9,990,000
Series RBC O 84, 0.11% 5/7/15 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,000,000	3,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 A2, 0.12% 5/4/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	$ 4,900,000	$ 4,900,000
Series 2003 A3, 0.11% 5/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	2,200,000	2,200,000
Series 2003 C2, 0.13% 5/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,300,000	6,300,000
Series 2013 A5, 0.12% 5/1/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,500,000	2,500,000
New York City Trust Cultural Resources Rev.:
(Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 A1, 0.14% 5/1/15, LOC JPMorgan Chase Bank, VRDN (a)	15,970,000	15,970,000
Participating VRDN Series ROC II R 11927, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (a)(d)	1,400,000	1,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3281Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,150,000	1,150,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.11% 5/7/15, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,300,000	1,300,000
(College of New Rochelle Proj.) Series 2008, 0.15% 5/7/15, LOC RBS Citizens NA, VRDN (a)	5,300,000	5,300,000
(Culinary Institute of America Proj.) Series 2004 D, 0.11% 5/7/15, LOC TD Banknorth, NA, VRDN (a)	9,450,000	9,450,000
(The Culinary Institute of America Proj.) Series 2006, 0.11% 5/7/15, LOC TD Banknorth, NA, VRDN (a)	1,325,000	1,325,000
Participating VRDN Series ROC II R 11722, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (a)(d)	5,035,000	5,035,000
Series 2006 A2, 0.1% 5/7/15, LOC TD Banknorth, NA, VRDN (a)	4,500,000	4,500,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BC 12 9 W, 0.12% 5/7/15 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,100,000	4,100,000
Series Putters 3376, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,370,000	4,370,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.1% 5/7/15, LOC Fannie Mae, VRDN (a)	14,100,000	14,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.12% 5/7/15, LOC Bank of America NA, VRDN (a)	$ 5,000,000	$ 5,000,000
(505 West 37th Street Proj.):
Series 2009 A, 0.15% 5/1/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,300,000	3,300,000
Series 2009 B, 0.15% 5/1/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,300,000	3,300,000
(600 West and 42nd St. Hsg. Proj.) Series 2012 A, 0.14% 5/7/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,500,000	1,500,000
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.09% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,100,000	4,100,000
Series 2009 B, 0.09% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,600,000	2,600,000
(88 Leonard Street Proj.) Series 2005 A, 0.08% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,400,000	1,400,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.1% 5/7/15, LOC Fannie Mae, VRDN (a)	3,200,000	3,200,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.08% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	575,000	575,000
Series 2009 A, 0.1% 5/7/15, LOC Fannie Mae, VRDN (a)	800,000	800,000
Series 2010 A:
0.13% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,000,000	4,000,000
0.14% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	600,000	600,000
Series 2013 A, 0.09% 5/7/15, LOC Wells Fargo Bank NA, VRDN (a)	30,300,000	30,300,000
Series 2013 A2, 0.1% 5/7/15, LOC Bank of America NA, VRDN (a)	2,100,000	2,100,000
Series 2014 A, 0.13% 5/7/15, LOC Wells Fargo Bank NA, VRDN (a)	1,300,000	1,300,000
Series 2014 A2, 0.1% 5/7/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,800,000	1,800,000
Series 2015 A:
0.08% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,400,000	3,400,000
0.09% 5/7/15, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
Series 2015 A1, 0.1% 5/7/15, LOC Bank of America NA, VRDN (a)	2,200,000	2,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.13% 5/7/15, LOC Bank of America NA, VRDN (a)	$ 1,400,000	$ 1,400,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.15% 5/1/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,800,000	3,800,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0133, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,140,000	3,140,000
Series 15 XF0139, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,340,000	3,340,000
New York Urban Dev. Corp. Rev. Series 2008 A1, 0.11% 5/7/15, LOC Wells Fargo Bank NA, VRDN (a)	1,700,000	1,700,000
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 0.08% 5/7/15, LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3083, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,975,000	6,975,000
Series Putters 3685, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,605,000	5,605,000
Series 2003 B1, 0.14% 5/7/15, LOC PNC Bank NA, VRDN (a)	5,300,000	5,300,000
Series 2005 B3, 0.13% 5/7/15 (Liquidity Facility Bank of America NA), VRDN (a)	23,735,000	23,735,000
Util. Debt Securitization Auth. Participating VRDN Series RBC O 74, 0.11% 5/7/15 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,100,000	1,100,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.3% 5/7/15, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.11% 5/7/15, LOC JPMorgan Chase Bank, VRDN (a)	5,025,000	5,025,000
		511,040,000
New York And New Jersey - 1.7%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series ROC II R 11439, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (a)(d)	7,200,000	7,200,000
Series ROC II R 14077, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (a)(d)	2,585,000	2,585,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series 1997 1, 0.16% 6/1/15, VRDN (a)(e)	$ 1,000,000	$ 1,000,000
Series 1997 2, 0.16% 6/1/15, VRDN (a)(e)	3,800,000	3,800,000
		14,585,000
North Carolina - 0.9%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.12% 5/7/15, LOC Cr. Industriel et Commercial, VRDN (a)	7,650,000	7,650,000
Pennsylvania - 0.1%
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.22% 5/7/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,000,000	1,000,000
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 0.18% 5/7/15, LOC Bank of America NA, VRDN (a)	2,865,000	2,865,000
Texas - 0.3%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.4% 5/1/15, VRDN (a)	300,000	300,000
Series 2010 B, 0.4% 5/1/15, VRDN (a)	400,000	400,000
Series 2010 C, 0.4% 5/1/15, VRDN (a)	2,000,000	2,000,000
		2,700,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $550,490,000)		550,490,000
Other Municipal Debt - 34.2%

Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.17%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (a)	3,200,000	3,200,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.25% tender 5/27/15, CP mode	500,000	500,000
0.25% tender 5/27/15, CP mode	900,000	900,000
0.28% tender 6/2/15, CP mode	2,500,000	2,500,000
		3,900,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - 32.2%
Albany County Gen. Oblig. TAN 0.75% 5/15/15	$ 1,400,000	$ 1,400,316
Amherst Central School District BAN Series 2014 A, 1% 6/24/15	1,800,000	1,802,232
Bellmore-Merrick Central School District BAN 1% 7/24/15	1,300,000	1,301,547
Bethlehem Central School District BAN Series 2014, 1% 6/18/15	2,400,000	2,402,676
Briarcliff Manor Union Free School District BAN 1% 7/17/15	1,600,000	1,602,795
Cheektowaga Gen. Oblig. BAN 0.5% 7/16/15	4,500,000	4,503,457
Cheektowaga-Maryvale Union Free School District BAN Series 2014, 1% 6/24/15	1,500,000	1,501,747
Clarkstown Central School District BAN 1.25% 11/20/15	1,000,000	1,005,656
Commack Union Free School District TAN 1% 6/26/15	3,200,000	3,204,225
Deer Park Union Free School District TAN 1% 6/25/15	2,500,000	2,503,239
East Greenbush Central School District BAN:
Series 2015, 1.2% 2/12/16	1,700,000	1,713,248
1.25% 2/12/16	1,400,000	1,411,757
East Hampton Union Free School District TAN 1% 6/25/15	1,700,000	1,702,126
East Syracuse-Minoa Central School District BAN 1.5% 10/9/15	1,400,000	1,407,509
Elwood Union Free School District TAN 1% 6/26/15	1,500,000	1,501,888
Gates Chili Central School District BAN 1% 6/26/15	1,467,178	1,469,087
Greece Central School District BAN 1% 6/26/15	1,300,000	1,301,572
Half Hollow Hills Central School District of Huntington & Babylon TAN 1% 6/25/15	5,900,000	5,907,643
Hampton Bays Union Free School District TAN 1% 6/19/15	1,700,000	1,701,934
Hauppauge Union Free School District TAN 1% 6/26/15	3,200,000	3,204,327
Hempstead Union Free School District TAN 1% 6/26/15	2,700,000	2,703,356
Hilton Central School District BAN 1% 6/24/15	2,000,000	2,002,420
Honeoye Falls Lima Central School District BAN 1% 6/17/15	1,300,000	1,301,420
Islip Union Free School District TAN 1% 6/26/15	2,500,000	2,503,187
JPMorgan Chase Bonds Series Putters 4410, 0.16%, tender 7/30/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	11,745,000	11,745,000
Kings Park Central School District TAN 1% 6/26/15	2,500,000	2,503,339
Lancaster Central School District BAN 1% 6/18/15	1,700,000	1,701,896
Lindenhurst Unified Free School District TAN 1% 6/19/15	2,800,000	2,803,314
Liverpool Central School District Gen. Oblig. BAN Series 2014 A, 0.5% 7/8/15	1,400,000	1,400,911
Longwood Central School District:
BAN Series 2014 B, 1% 6/19/15	3,300,000	3,303,757
TAN 1% 6/26/15	4,300,000	4,305,539
Manhasset Union Free School District TAN 1% 6/19/15	1,500,000	1,501,769
Middle Country Century School District TAN 1% 6/26/15	5,300,000	5,307,072
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Middletown City School District BAN Series 2014, 1% 7/9/15	$ 6,900,000	$ 6,911,065
Mount Sinai Union Free School District TAN Series 2014, 1% 6/25/15	1,100,000	1,101,287
New York City Gen. Oblig. Bonds:
Series 2009 A1, 4% 8/15/15	1,105,000	1,117,268
Series 2010 C, 5% 8/1/15	1,155,000	1,168,878
Series 2010 E, 5% 8/1/15	3,435,000	3,476,991
Series 2011 A, 5% 8/1/15	1,500,000	1,518,356
Series 2011 B, 5% 8/1/15	1,000,000	1,012,259
Series 2013 B, 5% 8/1/15	2,000,000	2,024,576
Series 2013 F, 2% 8/1/15	1,000,000	1,004,692
Series 2015 D, 1% 8/1/15	800,000	801,789
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1E:
0.06% 5/6/15, CP	8,200,000	8,200,000
0.06% 6/4/15, CP	2,700,000	2,700,000
0.07% 8/3/15, CP	2,800,000	2,800,000
Series 7:
0.06% 11/2/15, CP	5,300,000	5,300,000
0.06% 12/14/15, CP	4,600,000	4,600,000
Series 8, 0.06% 12/14/15, CP	4,600,000	4,600,000
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2010 D:
5% 11/1/15	395,000	404,541
5% 11/1/15 (Escrowed to Maturity)	50,000	51,208
Series 2011 C, 5% 11/1/15 (Escrowed to Maturity)	1,365,000	1,398,485
Series 2011 E, 5% 11/1/15	1,835,000	1,878,967
Series 2012 E1, 3% 2/1/16 (Escrowed to Maturity)	2,165,000	2,209,963
Series 2013, 2% 5/1/15	1,370,000	1,370,000
Series 2014 B, 5% 11/1/15 (Escrowed to Maturity)	1,400,000	1,434,070
New York City Trust For Cultural Bonds 0.12%, tender 12/4/15 (a)	2,100,000	2,100,000
New York City Trust For Cultural Rev. Bonds Series 2014 B1, 0.12%, tender 8/28/15 (a)	2,300,000	2,300,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2014 C:
2% 6/15/15	1,300,000	1,302,990
4% 3/15/16	3,700,000	3,822,779
Series 2014 E, 3% 2/15/16	3,100,000	3,169,216
New York Dorm. Auth. Revs. Series 1998:
0.06% 5/19/15, CP	1,000,000	1,000,000
0.07% 8/6/15, CP	2,700,000	2,700,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2006 B, 5% 11/15/15	$ 2,040,000	$ 2,092,870
New York Metropolitan Trans. Auth. Rev.:
Series 2A:
0.08% 7/21/15, LOC TD Banknorth, NA, CP	4,600,000	4,600,000
0.08% 9/9/15, LOC TD Banknorth, NA, CP	1,900,000	1,900,000
Series 2B:
0.07% 7/7/15, LOC Barclays Bank PLC, CP	5,310,000	5,310,000
0.07% 7/8/15, LOC Barclays Bank PLC, CP	8,800,000	8,800,000
Series 2D:
0.04% 5/1/15, LOC Citibank NA, CP	8,800,000	8,800,000
0.07% 6/5/15, LOC Citibank NA, CP	8,700,000	8,700,000
New York Pwr. Auth.:
Series 1:
0.06% 5/1/15, CP	2,400,000	2,400,000
0.06% 11/30/15, CP	6,700,000	6,700,000
0.07% 7/6/15, CP	1,400,000	1,400,000
0.09% 5/19/15, CP	5,613,000	5,613,000
Series 2:
0.05% 5/12/15, CP	1,600,000	1,600,000
0.07% 5/7/15, CP	3,800,000	3,800,000
0.07% 8/10/15, CP	2,000,000	2,000,000
0.08% 5/1/15, CP	6,325,000	6,325,000
0.08% 8/10/15, CP	1,600,000	1,600,000
New York Sales Tax Asset Receivables Corp. Bonds Series 2015 A, 5% 10/15/15	6,300,000	6,440,817
New York State Gen. Oblig. Bonds:
Series 2015 A, 4% 3/15/16	700,000	723,144
Series 2015 C, 5% 10/15/15	1,200,000	1,226,625
New York Urban Dev. Corp. Rev. Bonds Series 2009 A1, 5% 12/15/15	1,000,000	1,029,830
Pittsford Central School District BAN 1.25% 2/12/16	2,600,000	2,621,834
Riverhead Central School District TAN 1% 6/25/15	2,800,000	2,803,718
Sag Hbr. Union Free School District:
BAN 1.25% 2/26/16	300,000	302,217
TAN 1% 6/26/15	1,500,000	1,501,981
Schenectady County Gen. Oblig. BAN 0.3% 2/17/16	5,600,000	5,600,000
Scotia Glenville Central School District BAN Series 2014, 1% 6/26/15	1,400,000	1,401,779
South Huntington Union Free School District TAN 1.5% 6/26/15	2,100,000	2,104,317
Southampton Union Free School District TAN 1% 6/19/15	2,100,000	2,102,457
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Syosset Central School District TAN 1% 6/25/15	$ 2,900,000	$ 2,903,851
Three Village Central School District:
BAN 1.25% 8/28/15	1,100,000	1,103,938
TAN 0.75% 6/25/15	3,600,000	3,603,414
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/15	6,715,000	6,742,461
Victor Central School District BAN 1.25% 9/25/15	2,988,203	3,000,924
West Babylon Union Free School District TAN 1.25% 6/26/15	2,600,000	2,604,352
West Seneca BAN Series 2014, 1% 7/30/15	1,700,000	1,703,576
Westhampton Beach Union Free School District TAN 1% 6/25/15	1,500,000	1,501,963
		281,775,409
New York And New Jersey - 1.1%
Port Auth. of New York & New Jersey:
Bonds:
Series 148, 5% 8/15/15	1,100,000	1,115,392
4% 12/1/15	1,355,000	1,385,320
Series B:
0.06% 8/20/15, CP	2,400,000	2,400,000
0.08% 6/10/15, CP	800,000	800,000
0.08% 7/8/15, CP	2,300,000	2,300,000
0.09% 6/3/15, CP	1,900,000	1,900,000
		9,900,712
TOTAL OTHER MUNICIPAL DEBT (Cost $298,776,121)		298,776,121
Investment Company - 2.8%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.11% (b)(c) (Cost $24,853,000)	24,853,000	24,853,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $874,119,121)		874,119,121
NET OTHER ASSETS (LIABILITIES) - 0.0%		66,568
NET ASSETS - 100%		$ 874,185,689
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,545,000 or 1.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4410, 0.16%, tender 7/30/15 (Liquidity Facility JPMorgan Chase Bank)	10/31/13 - 3/12/15	$ 11,745,000
Port Auth. of New York & New Jersey Series 1997 1, 0.16% 6/1/15, VRDN	10/14/14	$ 1,000,000
Port Auth. of New York & New Jersey Series 1997 2, 0.16% 6/1/15, VRDN	1/3/13 - 9/12/14	$ 3,800,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 975
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2015, the cost of investment securities for income tax purposes was $874,119,121.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® New York Municipal
Money Market Fund

April 30, 2015

1.800344.111

NFS-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.4%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.31% 5/7/15, VRDN (b)(e)	$ 3,200,000	$ 3,200,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.14% 5/7/15, VRDN (b)	5,750,000	5,750,000
		8,950,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.32% 5/7/15, VRDN (b)	1,900,000	1,900,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.2% 5/1/15, VRDN (b)(e)	300,000	300,000
Series 1994, 0.2% 5/1/15, VRDN (b)(e)	1,100,000	1,100,000
		1,400,000
Florida - 0.1%
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.14% 5/7/15, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	7,350,000	7,350,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.29% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	500,000	500,000
		7,850,000
Georgia - 0.1%
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.13% 5/7/15, LOC Freddie Mac, VRDN (b)(e)	7,350,000	7,350,000
Indiana - 0.0%
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C52, 0.18% 5/7/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	670,000	670,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.09% 5/7/15, VRDN (b)(e)	3,900,000	3,900,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.3% 5/7/15, VRDN (b)	2,000,000	2,000,000
		5,900,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.27% 5/7/15, VRDN (b)(e)	3,450,000	3,450,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.31% 5/7/15, VRDN (b)(e)	$ 3,200,000	$ 3,200,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.27% 5/7/15, VRDN (b)	1,600,000	1,600,000
Series 2012 A, 0.26% 5/7/15, VRDN (b)(e)	3,100,000	3,100,000
		4,700,000
New York - 55.0%
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.2% 5/7/15, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	370,000	370,000
East Rochester Hsg. Auth. Rev. (Daniel's Creek at Baytowne Proj.) Series 2001, 0.17% 5/7/15, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	7,375,000	7,375,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.13% 5/7/15, LOC Bayerische Landesbank Girozentrale, VRDN (b)	65,400,000	65,400,000
Series 2012 C, 0.1% 5/7/15, LOC Barclays Bank PLC, VRDN (b)	12,900,000	12,900,000
Nassau Health Care Corp. Rev. Series 2009 D2, 0.09% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	27,775,000	27,775,000
New York City Gen. Oblig.:
Participating VRDN:
Series 15 XF0092, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,175,000	14,175,000
Series MS 3324, 0.11% 5/7/15 (Liquidity Facility Cr. Suisse AG) (b)(f)	6,650,000	6,650,000
Series Putters 14 0013, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,330,000	3,330,000
Series Putters 3118, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,180,000	5,180,000
Series Putters 3793, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series Putters 4345, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,750,000	3,750,000
Series Putters 4434Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,435,000	3,435,000
Series Putters 4447Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500,000	2,500,000
Series ROC II R 14045, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	11,350,000	11,350,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 1995 B8, 0.1% 5/7/15, LOC Bayerische Landesbank Girozentrale, VRDN (b)	$ 31,300,000	$ 31,300,000
Series 1995 F5, 0.1% 5/7/15, LOC Bayerische Landesbank Girozentrale, VRDN (b)	7,800,000	7,800,000
Series 2003 C2, 0.1% 5/7/15, LOC Bayerische Landesbank Girozentrale, VRDN (b)	5,690,000	5,690,000
Series 2004 A2, 0.09% 5/7/15, LOC Bank of America NA, VRDN (b)	52,700,000	52,700,000
Series 2011 A4, 0.11% 5/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	13,700,000	13,700,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.08% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	47,300,000	47,300,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.1% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,430,000	5,430,000
(Aldus Street Apts. Proj.) Series A, 0.12% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	6,035,000	6,035,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.11% 5/7/15, LOC Citibank NA, VRDN (b)(e)	15,500,000	15,500,000
(Brookhaven Apts. Proj.) Series A, 0.14% 5/7/15, LOC Citibank NA, VRDN (b)(e)	4,800,000	4,800,000
(First Avenue Dev. Proj.) Series 2002 A, 0.08% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	19,795,000	19,795,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.14% 5/7/15, LOC Citibank NA, VRDN (b)(e)	10,000,000	10,000,000
(La Casa del Sol Proj.) Series 2005 A, 0.14% 5/7/15, LOC Citibank NA, VRDN (b)(e)	4,550,000	4,550,000
(Manhattan Court Dev. Proj.) Series A, 0.13% 5/7/15, LOC Citibank NA, VRDN (b)(e)	1,000,000	1,000,000
(Peter Cintron Apts. Proj.) Series C, 0.12% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	3,700,000	3,700,000
(Related-Upper East Proj.) Series A, 0.11% 5/7/15, LOC Landesbank Baden-Wuert, VRDN (b)(e)	17,200,000	17,200,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.08% 5/7/15, LOC Freddie Mac, VRDN (b)(e)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.11% 5/7/15, LOC Freddie Mac, VRDN (b)(e)	6,500,000	6,500,000
(Thessalonica Court Apts. Proj.) Series A, 0.14% 5/7/15, LOC Citibank NA, VRDN (b)(e)	16,700,000	16,700,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.14% 5/7/15, LOC Citibank NA, VRDN (b)(e)	5,465,000	5,465,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(West 48th Street Dev. Proj.) Series 2001 A, 0.08% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	$ 18,000,000	$ 18,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Morris Avenue Apts. Proj.) Series A, 0.09% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	13,600,000	13,600,000
(One Columbus Place Dev. Proj.) Series A, 0.08% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	49,200,000	49,200,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.18% 5/7/15, LOC Bank of America NA, VRDN (b)	3,735,000	3,735,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.1% 5/7/15, LOC Lloyds Bank PLC, VRDN (b)(e)	40,000,000	40,000,000
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.12% 5/7/15, LOC Lloyds Bank PLC, VRDN (b)	5,350,000	5,350,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (U.S.A. Waste Svcs. Proj.) 0.13% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	18,600,000	18,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 15 XF0097, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,515,000	2,515,000
Series 15 XF0128, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,940,000	8,940,000
Series 15 XF0129, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	23,535,000	23,535,000
Series 1WX, 0.12% 5/7/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,000,000	2,000,000
Series BA 08 1206, 0.19% 5/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	9,000,000	9,000,000
Series BC 13 16U, 0.12% 5/7/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,000,000	2,000,000
Series BC 13 3WX, 0.12% 5/7/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	8,125,000	8,125,000
Series EGL 06 74 Class A, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	13,000,000	13,000,000
Series EGL 09 46A, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	9,900,000	9,900,000
Series Floaters 3129, 0.11% 5/7/15 (Liquidity Facility Cr. Suisse AG) (b)(f)	24,860,000	24,860,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN: - continued
Series MS 3362, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	$ 5,000,000	$ 5,000,000
Series MS 3373, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,980,000	5,980,000
Series Putters 15 XM0002, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	18,030,000	18,030,000
Series Putters 3223, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,670,000	1,670,000
Series Putters 3384, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,875,000	1,875,000
Series Putters 3496Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,050,000	7,050,000
Series Putters 3497Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,025,000	13,025,000
Series Putters 4378, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,715,000	4,715,000
Series RBC O 23, 0.11% 5/7/15 (Liquidity Facility Royal Bank of Canada) (b)(f)	8,265,000	8,265,000
Series ROC II R 11916, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	5,020,000	5,020,000
Series ROC II R 11931, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	6,815,000	6,815,000
Series ROC II R 11966, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	10,000,000	10,000,000
Series 2014 AA, 0.13% 5/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	6,000,000	6,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BC 11 8B, 0.12% 5/7/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	9,300,000	9,300,000
Series MS 3358, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,165,000	5,165,000
Series MS 3399, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,115,000	2,115,000
Series Putters 3544, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,655,000	10,655,000
Series Putters 4043, 0.13% 5/1/15 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	7,230,000	7,230,000
Series Putters 4084Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,850,000	3,850,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN: - continued
Series Putters 4331, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 3,240,000	$ 3,240,000
Series Putters 4399, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series Putters 4502Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,125,000	3,125,000
Series RBC O 65, 0.11% 5/7/15 (Liquidity Facility Royal Bank of Canada) (b)(f)	4,500,000	4,500,000
Series RBC O 84, 0.11% 5/7/15 (Liquidity Facility Royal Bank of Canada) (b)(f)	3,270,000	3,270,000
Series ROC II R 11994, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	8,880,000	8,880,000
Series ROC II R 14082, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	6,380,000	6,380,000
Series 2003 1A, 0.12% 5/7/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,480,000	2,480,000
Series 2003 A2, 0.12% 5/4/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	64,000,000	64,000,000
Series 2003 A3, 0.11% 5/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	13,800,000	13,800,000
Series 2013 A4, 0.12% 5/1/15 (Liquidity Facility Northern Trust Co.), VRDN (b)	1,000,000	1,000,000
New York City Trust Cultural Resources Rev.:
(Alvin Ailey Dance Foundation, Inc. Proj.) Series 2003, 0.14% 5/7/15, LOC Citibank NA, VRDN (b)	11,980,000	11,980,000
Participating VRDN Series ROC II R 11927, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 3792Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,365,000	6,365,000
Series MS 3275, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	10,000,000	10,000,000
Series Putters 14 0014, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000,000	10,000,000
Series Putters 3281Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,120,000	6,120,000
Series Putters 3518, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,685,000	12,685,000
Series ROC II R 11984, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	5,000,000	5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.11% 5/7/15, LOC HSBC Bank U.S.A., NA, VRDN (b)	$ 3,075,000	$ 3,075,000
(College of New Rochelle Proj.) Series 2008, 0.15% 5/7/15, LOC RBS Citizens NA, VRDN (b)	13,600,000	13,600,000
(The Culinary Institute of America Proj.):
Series 2004 C, 0.11% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	9,825,000	9,825,000
Series 2006, 0.11% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	6,250,000	6,250,000
Participating VRDN:
ROC II R 11944, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	11,400,000	11,400,000
Series EGL 07 0002, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	11,950,000	11,950,000
Series EGL 07 0066, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	4,000,000	4,000,000
Series Putters 3382, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995,000	4,995,000
Series Putters 3383, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,995,000	14,995,000
Series Putters 3803, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,000,000	6,000,000
Series ROC II R 11722, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	9,870,000	9,870,000
Series ROC II R 11955, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	9,000,000	9,000,000
Series ROC II R 11975, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	5,290,000	5,290,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,005,000	2,005,000
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.1% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	49,200,000	49,200,000
(150 East 44th Street Hsg. Proj.) Series 2000 A, 0.14% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	3,250,000	3,250,000
(1500 Lexington Avenue Proj.) Series A, 0.11% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	30,000,000	30,000,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.08% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	37,005,000	37,005,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.1% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	$ 55,000,000	$ 55,000,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.12% 5/7/15, LOC Bank of America NA, VRDN (b)	9,200,000	9,200,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.14% 5/1/15, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	26,000,000	26,000,000
Series 2002 A, 0.14% 5/1/15, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	34,090,000	34,090,000
(455 West 37th Street Hsg. Proj.) Series A, 0.14% 5/1/15, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	15,000,000	15,000,000
(505 West 37th Street Proj.):
Series 2008 A, 0.15% 5/1/15, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	46,000,000	46,000,000
Series 2009 A, 0.15% 5/1/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	27,700,000	27,700,000
Series 2009 B, 0.15% 5/1/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	22,200,000	22,200,000
(600 West and 42nd St. Hsg. Proj.):
Series 2007 A, 0.09% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	182,235,000	182,235,001
Series 2008 A:
0.1% 5/7/15, LOC Freddie Mac, VRDN (b)(e)	18,900,000	18,900,000
0.1% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	5,090,000	5,090,000
Series 2012 A, 0.14% 5/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	34,500,000	34,500,000
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.09% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	31,700,000	31,700,000
Series 2009 B, 0.09% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	17,760,000	17,760,000
(88 Leonard Street Proj.) Series 2005 A, 0.08% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	10,800,000	10,800,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.09% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	30,500,000	30,500,000
(Chelsea Apts. Proj.) Series 2003 A, 0.11% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	45,000,000	45,000,000
(Clinton Green North Hsg. Proj.):
Series 2005 A, 0.09% 5/7/15, LOC Freddie Mac, VRDN (b)(e)	40,000,000	40,000,000
Series 2006 A, 0.09% 5/7/15, LOC Freddie Mac, VRDN (b)(e)	34,000,000	34,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.09% 5/7/15, LOC Freddie Mac, VRDN (b)(e)	$ 46,500,000	$ 46,500,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.08% 5/7/15, LOC Freddie Mac, VRDN (b)(e)	11,530,000	11,530,000
(Helena Hsg. Proj.) Series 2003 A, 0.09% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	33,000,000	33,000,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.09% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	60,800,000	60,800,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 0.08% 5/7/15, LOC Freddie Mac, VRDN (b)(e)	30,470,000	30,470,000
(Saville Hsg. Proj.) Series 2002 A, 0.08% 5/7/15, LOC Freddie Mac, VRDN (b)(e)	22,000,000	22,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.13% 5/7/15, LOC Freddie Mac, VRDN (b)(e)	13,300,000	13,300,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.13% 5/7/15, LOC Freddie Mac, VRDN (b)(e)	2,800,000	2,800,000
(South Cove Plaza Proj.) Series A, 0.11% 5/7/15, LOC Freddie Mac, VRDN (b)(e)	4,000,000	4,000,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.1% 5/7/15, LOC Fannie Mae, VRDN (b)	9,625,000	9,625,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.09% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	28,320,000	28,320,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.09% 5/7/15, LOC Freddie Mac, VRDN (b)(e)	32,400,000	32,400,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.08% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,600,000	1,600,000
(Union Square South Proj.) Series 1996 A, 0.08% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	41,550,000	41,550,000
Series 2001 A, 0.09% 5/7/15, LOC Freddie Mac, VRDN (b)(e)	7,700,000	7,700,000
Series 2004 A, 0.09% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	1,000,000	1,000,000
Series 2008 A, 0.11% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	57,400,000	57,400,000
Series 2010 A:
0.13% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	34,500,000	34,500,000
0.14% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	3,900,000	3,900,000
Series 2012 A, 0.1% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	8,500,000	8,500,000
Series 2013 A, 0.1% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	2,900,000	2,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
Series 2014 A:
0.1% 5/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	$ 6,750,000	$ 6,750,000
0.13% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)	8,700,000	8,700,000
Series 2015 A, 0.08% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	21,600,000	21,600,000
Series 2015 A1, 0.1% 5/7/15, LOC Bank of America NA, VRDN (b)	14,300,000	14,300,000
New York Liberty Dev. Corp. Participating VRDN Series Putters 4011 Z, 0.13% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	31,020,000	31,020,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN Series ROCS II R 12299, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	22,770,000	22,770,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D1, 0.12% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,500,000	2,500,000
Series 2005 D2, 0.15% 5/1/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	8,600,000	8,600,000
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 15 XF0133, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,145,000	3,145,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.14% 5/7/15, LOC Mizuho Bank Ltd., VRDN (b)(e)	15,200,000	15,200,000
Series 2004 C3, 0.09% 5/7/15, LOC Mizuho Bank Ltd., VRDN (b)(e)	33,000,000	33,000,000
Series 2010 A2, 0.12% 5/7/15, LOC Bank of Nova Scotia, VRDN (b)(e)	18,000,000	18,000,000
Series 2010 A3, 0.11% 5/7/15, LOC Bank of Nova Scotia, VRDN (b)(e)	55,150,000	55,150,000
Series 2010 A, 0.09% 5/7/15, LOC Bank of Nova Scotia, VRDN (b)(e)	48,700,000	48,700,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	16,800,000	16,800,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	8,080,000	8,080,000
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2750, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,170,000	12,170,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.32% 5/7/15, LOC Citibank NA, VRDN (b)(e)	$ 550,000	$ 550,000
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (St. Francis Monastery Proj.) Series 2006, 0.11% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,500,000	3,500,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series BC 12 10W, 0.12% 5/7/15 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)	5,000,000	5,000,000
Series Putters 3330, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	36,730,000	36,730,000
Series Putters 3685, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000,000	2,000,000
Series Putters 4405, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,800,000	5,800,000
Series Putters 4406, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series ROC II R11934, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	9,450,000	9,450,000
Series 2003 B1, 0.14% 5/7/15, LOC PNC Bank NA, VRDN (b)	34,700,000	34,700,000
Series 2005 B3, 0.13% 5/7/15 (Liquidity Facility Bank of America NA), VRDN (b)	43,820,000	43,820,000
Util. Debt Securitization Auth. Participating VRDN:
Series Putters 4445Z, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,350,000	4,350,000
Series RBC O 74, 0.11% 5/7/15 (Liquidity Facility Royal Bank of Canada) (b)(f)	5,550,000	5,550,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.3% 5/7/15, LOC RBS Citizens NA, VRDN (b)	5,000,000	5,000,000
		2,894,865,001
New York And New Jersey - 3.7%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 0.16% 5/7/15 (Liquidity Facility Bank of America NA) (b)(f)	3,700,000	3,700,000
Series BC 11 17B, 0.12% 5/7/15 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)	2,150,000	2,150,000
Series EGL 06 107 Class A, 0.15% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)(f)	87,600,000	87,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN: - continued
Series Floaters 14 0001, 0.14% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	$ 1,710,000	$ 1,710,000
Series GS 08 31TP, 0.12% 5/7/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	20,225,000	20,225,000
Series MS 3249, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	3,500,000	3,500,000
Series Putters 14 0002, 0.14% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,885,000	8,885,000
Series Putters 14 0010, 0.14% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,665,000	6,665,000
Series Putters 15 XM013, 0.14% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,500,000	6,500,000
Series Putters 1546, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,385,000	8,385,000
Series Putters 2945, 0.14% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,665,000	1,665,000
Series Putters 3991 Z, 0.14% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,415,000	5,415,000
Series Putters 4001 Z, 0.14% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	985,000	985,000
Series RBC O 18, 0.13% 5/7/15 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,590,000	5,590,000
Series RBC O 19, 0.13% 5/7/15 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,700,000	7,700,000
Series ROC II R 11715, 0.15% 5/7/15 (Liquidity Facility Citibank NA) (b)(e)(f)	11,250,000	11,250,000
Series TD 0013, 0.14% 5/7/15 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	5,120,000	5,120,000
Series 1991 2, 0.19% 6/1/15, VRDN (b)(e)(g)	6,400,000	6,400,000
Series 1997 1, 0.16% 6/1/15, VRDN (b)(g)	500,000	500,000
Series 1997 2, 0.16% 6/1/15, VRDN (b)(g)	1,000,000	1,000,000
		194,945,000
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.27% 5/7/15, VRDN (b)(e)	2,200,000	2,200,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.12% 5/7/15, LOC Cr. Industriel et Commercial, VRDN (b)	5,900,000	5,900,000
		8,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - 0.0%
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.2% 5/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)(e)	$ 400,000	$ 400,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.16% 5/1/15, LOC Bank of America NA, VRDN (b)	3,775,000	3,775,000
Texas - 0.5%
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.14% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,800,000	4,800,000
(Formosa Plastics Corp. Texas Proj.) Series 2008, 0.13% 5/7/15, LOC Bank of America NA, VRDN (b)(e)	10,000,000	10,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.14% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,500,000	2,500,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 0.15% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	3,400,000	3,400,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.4% 5/1/15, VRDN (b)	2,675,000	2,675,000
Series 2004, 0.44% 5/7/15, VRDN (b)(e)	2,200,000	2,200,000
Series 2010 B, 0.4% 5/1/15, VRDN (b)	2,400,000	2,400,000
Series 2010 C, 0.4% 5/1/15, VRDN (b)	400,000	400,000
		28,375,000
Virginia - 0.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.13% 5/7/15, LOC Freddie Mac, VRDN (b)(e)	3,000,000	3,000,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,178,830,001)		3,178,830,001
Other Municipal Debt - 37.0%

Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.17%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (b)	19,900,000	19,900,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.2% tender 5/19/15, CP mode	2,000,000	2,000,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.25% tender 5/27/15, CP mode	$ 1,000,000	$ 1,000,000
0.28% tender 6/2/15, CP mode	5,600,000	5,600,000
Series 1993 B, 0.35% tender 5/22/15, CP mode	4,600,000	4,600,000
		11,200,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.35% tender 5/28/15, CP mode (e)	6,800,000	6,800,000
Series 1990 A2:
0.32% tender 5/1/15, CP mode (e)	500,000	500,000
0.35% tender 6/2/15, CP mode (e)	8,600,000	8,600,000
		15,900,000
New York - 32.3%
Albany County Gen. Oblig. TAN 0.75% 5/15/15	8,400,000	8,401,974
Amherst Central School District BAN Series 2014 A, 1% 6/24/15	10,920,000	10,933,538
Bedford Central School District BAN 1% 7/17/15	5,500,000	5,509,839
Bellmore-Merrick Central School District BAN 1% 7/24/15	7,700,000	7,709,162
Bethlehem Central School District BAN Series 2014, 1% 6/18/15	14,450,000	14,466,114
Briarcliff Manor Union Free School District BAN 1% 7/17/15	9,500,000	9,516,594
Cheektowaga Gen. Oblig. BAN 0.5% 7/16/15	27,744,000	27,765,317
Cheektowaga-Maryvale Union Free School District BAN Series 2014, 1% 6/24/15	9,250,000	9,260,774
Clarkstown Central School District BAN 1.25% 11/20/15	5,500,000	5,531,109
Commack Union Free School District TAN 1% 6/26/15	19,800,000	19,826,142
Deer Park Union Free School District TAN 1% 6/25/15	15,500,000	15,520,081
East Greenbush Central School District BAN:
Series 2015, 1.2% 2/12/16	10,800,000	10,884,163
1.25% 2/12/16	9,040,000	9,115,915
East Hampton Union Free School District TAN 1% 6/25/15	10,800,000	10,813,504
East Syracuse-Minoa Central School District BAN 1.5% 10/9/15	8,600,000	8,646,128
Elwood Union Free School District TAN 1% 6/26/15	9,500,000	9,511,960
Gates Chili Central School District BAN 1% 6/26/15	8,900,000	8,911,579
Greece Central School District BAN 1% 6/26/15	7,700,000	7,709,309
Half Hollow Hills Central School District of Huntington & Babylon TAN 1% 6/25/15	36,600,000	36,647,410
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Hampton Bays Union Free School District TAN 1% 6/19/15	$ 10,300,000	$ 10,311,718
Hauppauge Union Free School District TAN 1% 6/26/15	19,800,000	19,826,776
Hempstead Union Free School District TAN 1% 6/26/15	16,300,000	16,320,261
Hilton Central School District BAN 1% 6/24/15	12,000,000	12,014,522
Honeoye Falls Lima Central School District BAN 1% 6/17/15	7,710,404	7,718,827
Islip Union Free School District TAN 1% 6/26/15	15,500,000	15,519,759
JPMorgan Chase Bonds Series Putters 4410, 0.16%, tender 7/30/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	67,605,000	67,605,000
Kings Park Central School District TAN 1% 6/26/15	15,500,000	15,520,703
Lancaster Central School District BAN 1% 6/18/15	10,300,000	10,311,486
Lindenhurst Unified Free School District TAN 1% 6/19/15	17,200,000	17,220,356
Liverpool Central School District Gen. Oblig. BAN Series 2014 A, 0.5% 7/8/15	8,600,000	8,605,595
Longwood Central School District:
BAN Series 2014 B, 1% 6/19/15	19,940,000	19,962,700
TAN 1% 6/26/15	26,700,000	26,734,396
Manhasset Union Free School District TAN 1% 6/19/15	9,000,000	9,010,616
Middle Country Century School District TAN 1% 6/26/15	33,200,000	33,244,303
Middletown City School District BAN Series 2014, 1% 7/9/15	42,270,000	42,337,788
Mount Sinai Union Free School District TAN Series 2014, 1% 6/25/15	6,800,000	6,807,959
New York City Gen. Oblig. Bonds:
Series 1994 A5, 5% 8/1/15	3,000,000	3,036,752
Series 2004 HA, 5% 3/1/16	5,000,000	5,199,700
Series 2008 A1, 5% 8/1/15	1,200,000	1,214,681
Series 2008 G, 5% 8/1/15	1,060,000	1,072,753
Series 2010 E, 5% 8/1/15	5,000,000	5,061,364
Series 2010 F, 5% 8/1/15	3,625,000	3,669,085
Series 2010 H2, 5% 6/1/15	6,110,000	6,135,259
Series 2011 A, 5% 8/1/15	3,000,000	3,036,708
Series 2011 B, 5% 8/1/15	6,600,000	6,680,830
Series 2011 I1, 5% 8/1/15	9,210,000	9,322,743
Series 2012 l, 5% 8/1/15	3,470,000	3,512,495
Series 2013 B, 5% 8/1/15	10,000,000	10,122,874
Series 2013 E, 5% 8/1/15	1,000,000	1,012,351
Series 2013 I, 3% 8/1/15	1,000,000	1,007,391
Series 2014 B, 5% 8/1/15	600,000	607,243
Series 2014 F, 5% 8/1/15	2,700,000	2,732,940
Series 2015 D, 1% 8/1/15	4,990,000	5,001,160
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1E:
0.06% 5/6/15, CP	51,800,000	51,800,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 1E: - continued
0.06% 6/4/15, CP	$ 17,300,000	$ 17,300,000
0.07% 8/3/15, CP	17,200,000	17,200,000
Series 7:
0.06% 11/2/15, CP	33,700,000	33,700,000
0.06% 12/14/15, CP	28,735,000	28,735,000
Series 8, 0.06% 12/14/15, CP	28,735,000	28,735,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Bonds Series 2012 1A, 5% 7/15/15	1,215,000	1,227,199
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2007 C1, 5% 11/1/15 (Escrowed to Maturity)	8,165,000	8,362,977
Series 2011 C, 5% 11/1/15 (Escrowed to Maturity)	8,500,000	8,708,514
Series 2011 E, 5% 11/1/15	1,500,000	1,536,364
Series 2012 A, 5% 11/1/15	890,000	911,491
Series 2013 A1:
4% 8/1/15	1,000,000	1,009,809
5% 8/1/15	1,995,000	2,019,280
Series 2013 C:
5% 11/1/15	1,460,000	1,495,294
5% 11/1/15 (Escrowed to Maturity)	3,890,000	3,984,123
Series 2013 E, 5% 11/1/15	400,000	409,553
Series 2013, 2% 5/1/15	8,500,000	8,500,000
Series 2014 B, 5% 11/1/15 (Escrowed to Maturity)	8,600,000	8,809,285
5% 11/1/15	1,820,000	1,863,686
5% 11/1/15 (Escrowed to Maturity)	35,000	35,840
New York City Trust For Cultural Bonds 0.12%, tender 12/4/15 (b)	12,900,000	12,900,000
New York City Trust For Cultural Rev. Bonds Series 2014 B1, 0.12%, tender 8/28/15 (b)	14,200,000	14,200,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2009 D, 5% 6/15/15	2,000,000	2,012,050
Series 2011 E, 5% 8/15/15	450,000	456,229
Series 2014 C:
2% 6/15/15	8,000,000	8,018,400
4% 3/15/16	21,955,000	22,683,547
Series 2014 E, 3% 2/15/16	20,445,000	20,901,491
Series A, 5% 2/15/16	1,000,000	1,037,949
5% 2/15/16	5,650,000	5,864,417
New York Dorm. Auth. Revs. Series 1998:
0.07% 8/6/15, CP	17,300,000	17,300,000
0.08% 7/7/15, CP	5,000,000	5,000,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds:
(New York City Muni. Wtr. Fin. Auth. Projs.):
Series 2002 K, 5.5% 6/15/15	$ 1,925,000	$ 1,937,684
Series 2007 B, 5% 6/15/15	4,000,000	4,023,960
Series 2011 B, 5% 6/15/15	2,195,000	2,208,254
Series 2012 A, 4% 6/15/15	3,720,000	3,737,970
Series 2012 D, 3% 6/15/15	2,500,000	2,509,055
Series 2005 B, 5% 10/15/15	1,540,000	1,573,156
Series 2010 C, 5% 6/15/15	1,915,000	1,926,498
New York Metropolitan Trans. Auth. Rev.:
Series 2A:
0.08% 7/21/15, LOC TD Banknorth, NA, CP	28,650,000	28,650,000
0.08% 9/9/15, LOC TD Banknorth, NA, CP	12,100,000	12,100,000
Series 2B:
0.07% 7/7/15, LOC Barclays Bank PLC, CP	33,300,000	33,300,000
0.07% 7/8/15, LOC Barclays Bank PLC, CP	55,300,000	55,300,000
Series 2D:
0.04% 5/1/15, LOC Citibank NA, CP	55,200,000	55,200,000
0.07% 6/5/15, LOC Citibank NA, CP	55,100,000	55,100,000
New York Pwr. Auth.:
Series 1:
0.06% 5/1/15, CP	15,900,000	15,900,000
0.06% 11/30/15, CP	42,500,000	42,500,000
0.07% 7/6/15, CP	8,600,000	8,600,000
0.09% 5/19/15, CP	36,800,000	36,800,000
Series 2:
0.05% 5/12/15, CP	10,250,000	10,250,000
0.07% 5/7/15, CP	24,965,000	24,965,000
0.07% 8/10/15, CP	13,000,000	13,000,000
0.08% 8/10/15, CP	10,400,000	10,400,000
New York Sales Tax Asset Receivables Corp. Bonds Series 2015 A, 5% 10/15/15	38,800,000	39,667,255
New York State Envir. Facilities Corp. Rev. Bonds:
(2010 Master Fing. Prog.) Series 2014, 1% 5/15/15	2,660,000	2,660,887
Series 2010 C, 5% 10/15/15	1,000,000	1,022,068
New York State Gen. Oblig. Bonds:
Series 2011 A, 5% 2/15/16	6,090,000	6,320,517
Series 2015 A, 4% 3/15/16	4,580,000	4,731,429
Series 2015 C, 5% 10/15/15	7,700,000	7,870,841
New York Urban Dev. Corp. Rev. Bonds Series 2009 C, 5% 12/15/15	1,000,000	1,030,144
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Pittsford Central School District BAN 1.25% 2/12/16	$ 17,400,000	$ 17,546,120
Riverhead Central School District:
BAN Series 2014, 1.25% 9/18/15	2,140,000	2,148,019
TAN 1% 6/25/15	17,200,000	17,222,839
Sag Hbr. Union Free School District:
BAN 1.25% 2/26/16	1,600,000	1,611,822
TAN 1% 6/26/15	9,000,000	9,011,887
Schenectady County Gen. Oblig. BAN 0.3% 2/17/16	35,600,000	35,600,000
Scotia Glenville Central School District BAN Series 2014, 1% 6/26/15	8,380,000	8,390,646
South Huntington Union Free School District TAN 1.5% 6/26/15	12,900,000	12,926,517
Southampton Union Free School District TAN 1% 6/19/15	13,400,000	13,415,679
Syosset Central School District TAN 1% 6/25/15	18,100,000	18,124,037
Three Village Central School District:
BAN 1.25% 8/28/15	6,900,000	6,924,700
TAN 0.75% 6/25/15	22,400,000	22,421,243
Tobacco Settlement Fing. Corp. Bonds Series 2011:
5% 6/1/15	7,940,000	7,972,788
5% 6/1/15	8,580,000	8,615,364
Victor Central School District BAN 1.25% 9/25/15	18,300,000	18,377,902
West Babylon Union Free School District TAN 1.25% 6/26/15	15,900,000	15,926,613
West Seneca BAN Series 2014, 1% 7/30/15	10,490,000	10,512,063
Westhampton Beach Union Free School District TAN 1% 6/25/15	9,500,000	9,512,435
		1,700,442,596
New York And New Jersey - 3.5%
Port Auth. of New York & New Jersey:
Bonds:
172nd Series, 5% 10/1/15 (e)	10,300,000	10,509,402
185th Series, 3% 9/1/15 (e)	8,825,000	8,909,445
Series 169, 5% 10/15/15 (e)	5,600,000	5,725,391
Series 177, 4% 7/15/15 (e)	7,355,000	7,413,344
3% 10/15/15 (e)	5,700,000	5,774,852
3% 11/1/15 (e)	6,080,000	6,166,934
3% 5/1/16 (e)	6,570,000	6,748,353
Series A:
0.06% 7/22/15, CP (e)	14,400,000	14,400,000
0.07% 6/3/15, CP (e)	12,785,000	12,785,000
0.07% 6/11/15, CP (e)	14,600,000	14,600,000
Other Municipal Debt - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series A: - continued
0.07% 8/13/15, CP (e)	$ 12,015,000	$ 12,015,000
0.07% 8/20/15, CP (e)	13,810,000	13,810,000
0.1% 5/5/15, CP (e)	16,955,000	16,955,000
Series B:
0.06% 8/20/15, CP	14,955,000	14,955,000
0.08% 6/10/15, CP	5,300,000	5,300,000
0.08% 7/8/15, CP	14,500,000	14,500,000
0.09% 6/3/15, CP	12,100,000	12,100,000
		182,667,721
Virginia - 0.0%
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.35% tender 5/7/15, CP mode	900,000	900,000
Washington - 0.2%
Port of Seattle Rev. Series 2001 B1, 0.07% 5/1/15, LOC Bank of America NA, CP (e)	8,827,500	8,827,500
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 5/21/15, CP mode (e)	2,000,000	2,000,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 5/7/15, CP mode (e)	3,700,000	3,700,000
		5,700,000
TOTAL OTHER MUNICIPAL DEBT (Cost $1,947,537,817)		1,947,537,817
Investment Company - 2.5%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.12% (c)(d) (Cost $131,333,000)	131,333,000	$ 131,333,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $5,257,700,818)		5,257,700,818
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,226,771
NET ASSETS - 100%		$ 5,260,927,589
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,150,000 or 0.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,505,000 or 1.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4410, 0.16%, tender 7/30/15 (Liquidity Facility JPMorgan Chase Bank)	10/31/13 - 3/12/15	$ 67,605,000
Port Auth. of New York & New Jersey Series 1991 2, 0.19% 6/1/15, VRDN	12/3/03	$ 6,400,000
Port Auth. of New York & New Jersey Series 1997 1, 0.16% 6/1/15, VRDN	6/4/14	$ 500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.16% 6/1/15, VRDN	7/8/13	$ 1,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 4,335
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2015, the cost of investment securities for income tax purposes was $5,257,700,818.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 29, 2015